Hedging activities - Schedule of Net Tax Effect of Cash Flow Hedges (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flow hedges
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments on cash flow hedges, net of tax	€ (5)	€ (12)	€ 1
Fair value hedges
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments on cash flow hedges, net of tax	(2)	0	0
Cost of sales | Foreign currency contracts | Cash flow hedges
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments on cash flow hedges, net of tax	(3)	1	0
Cost of sales | Commodity contracts | Cash flow hedges
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments on cash flow hedges, net of tax	74	(33)	(17)
Selling and distribution expenses | Commodity contracts | Cash flow hedges
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments on cash flow hedges, net of tax	2	(3)	0
Finance costs | Foreign currency contracts | Cash flow hedges
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments on cash flow hedges, net of tax	(78)	23	18
Finance costs | Foreign currency contracts | Fair value hedges
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments on cash flow hedges, net of tax	€ (2)	€ 0	€ 0